Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 27,107	$ 20,026	$ 19,209	$ 19,802	$ 13,446	$ 14,036	$ 12,549	$ 12,019	$ 9,873	$ 9,577	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 27,080	20,006	19,190	19,936	13,636	14,346	12,922	12,468	10,318	10,084	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 28,050	20,770	19,977	20,645	14,051	14,707	13,182	12,659	10,422	10,137	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 29,526	21,762	20,826	21,419	14,504	15,105	13,466	12,866	10,538	10,189	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 29,828	21,961	20,994	21,572	14,595	15,178	13,526	12,909	10,559	10,204	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 29,491	21,727	20,796	21,389	14,482	15,083	13,450	12,850	10,529	10,187	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	17,860	17,836	19,178	13,340	14,432	12,977	12,595	10,693	10,053	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 23,392	$ 17,860	$ 17,836	$ 19,178	$ 13,340	$ 14,432	$ 12,977	$ 12,595	$ 10,693	$ 10,053	$ 10,000